Non-Current Assets Held For Sale (Details) $ in Thousands							12 Months Ended
	Oct. 24, 2023 CLP ($)	Oct. 24, 2023 USD ($)	Feb. 01, 2023 CLP ($)	Dec. 09, 2022 CLP ($)	Nov. 04, 2022 CLP ($)	Jul. 28, 2022 USD ($) km² item	Dec. 31, 2023 CLP ($)	Dec. 31, 2022 CLP ($)	Dec. 31, 2021 CLP ($)	Jul. 12, 2023 Plant MW	Jan. 01, 2023
NON-CURRENT ASSETS HELD FOR SALE
Non-current assets or disposal groups held for sale								$ 28,601,633,000
Impairment loss							$ 7,023,888,000	$ 1,547,699,000	$ 32,898,854,000
Enel Generacin Chile S.A. [Member]
NON-CURRENT ASSETS HELD FOR SALE
Ownership interest in subsidiary						99.09%	93.55%	93.55%
Sale price						$ 1,345,000
Area of transmission lines | km²						683
Area of domestic transmission system | km²						183
Area of zone D transmission system | km²						499
Area of zone c transmission system | km²						0.1
Area of dedicated transmission lines | km²						0.2
Number of substations owned | item						57
Number of substations owned by third parties | item						3
Gain (loss) on sale of subsidiary				$ 981,856,639,000
Arcadia Generacin Solar S.A
NON-CURRENT ASSETS HELD FOR SALE
Energy Generation Capacity Portfolio | MW										416
Energy Generation, Number of Solar Plants | Plant										4
Ownership interest in subsidiary	0.00%	0.00%
Assets and liabilities held for sale
NON-CURRENT ASSETS HELD FOR SALE
Non-current assets or disposal groups held for sale								$ 28,601,633,000
Santa Rosa Complex
NON-CURRENT ASSETS HELD FOR SALE
Non-current assets or disposal groups held for sale								28,601,633,000
Impairment loss								$ 2,286,438,000
Gain on sale of investments			$ 959,228,000
Santa Rosa Complex | Enel Generacin Chile S.A. [Member]
NON-CURRENT ASSETS HELD FOR SALE
Number of properties classified as held for sale					4
Arcadia Generacin Solar S.A, Held for Sale
NON-CURRENT ASSETS HELD FOR SALE
Proportion of ownership interest in a subsidiary sold	99.99%	99.99%									99.99%
Sale price	$ 521,881,880,000	$ 556,223
Gain (loss) on sale of subsidiary	$ 215,618,389,000